Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,121,396	$ 1,204,018
Restricted cash	178,951	211,017
Total cash, cash equivalents and restricted cash	$ 1,300,347	$ 1,415,035	$ 2,024,125	$ 2,364,627